ORGANIZATION AND BUSINESS BACKGROUND (Tables)	6 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30,	December 31,
	2018	2018
		(Unaudited)

Current assets	$25,209	$25,886
Non-current assets	299	233
Total assets	25,508	26,119

Current liabilities	$19,533	$23,710
Total liabilities	19,533	23,710

	Six months ended December 31,
	2017	2018
	(Unaudited)	(Unaudited)

Revenue	$12,108	$11,641
Cost of revenue	10,057	9,443
Net profit	1,712	1,653
Net cash used in operating activities	(5,445)	(2,004)
Net cash used in investing activities	-	-
Net cash provided by financing activities	-	-